UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05542

The BlackRock Income Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock Income Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
July 31, 2004

BlackRock Income Trust Inc. (BKT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—141.1%
			Mortgage Pass-Throughs—34.6%
			Federal Home Loan Mortgage Corp.,
	$16,790		5.50%, 10/01/16 - 5/01/17	$ 17,271,158
	91		6.50%, 5/01/29 - 5/01/30	95,701
	24		7.50%, 2/01/23	25,765
	148		8.00%, 11/01/15	158,172
	103		8.50%, 10/01/06 - 3/01/08	107,211
	293		9.00%, 9/01/20	327,859
			Federal National Mortgage Assoc.,
	25,860	[2]	5.00%, 6/01/33 - 7/01/34	25,277,595
	69,880	[2]	5.50%, 12/01/13 - 8/01/34	71,196,131
	12,298	[2]	6.00%, 11/01/31 - 10/01/32	12,626,619
	6,823	[2]	6.50%, 2/01/26 - 5/01/31	7,129,156
	11,081	[2]	7.00%, 6/01/26 - 2/01/32	11,709,332
	5,228		7.50%, 11/01/14 - 9/01/23	5,667,764
	623		8.00%, 5/01/08 - 5/01/22	662,917
	12		9.50%, 1/01/19 - 9/01/19	14,123
			Government National Mortgage Assoc.,
	151		7.00%, 10/15/17	161,179
	899		7.50%, 8/15/21 - 12/15/23	971,582
	667		8.00%, 10/15/22 - 2/15/29	731,635
	58		9.00%, 6/15/18 - 9/15/21	65,578

			Total Mortgage Pass-Throughs	154,199,478

			Federal Housing Administration—2.7%
			GMAC Projects,
	739		Ser. 46, 7.43%, 1/01/22	771,322
	653		Ser. 51, 7.43%, 2/01/23	680,808
	1,614		Ser. 56, 7.43%, 11/01/22	1,683,328
	55		Merrill Project, Ser. 54, 7.43%, 5/15/23	57,040
	880		Reilly Project, Ser. 41, 8.28%, 3/01/20	898,837
			USGI Projects,
	211		Ser. 87, 7.43%, 12/01/22	220,142
	1,149		Ser. 99, 7.43%, 10/01/23	1,198,546
	6,093		Ser. 6094, 7.43%, 6/01/21	6,355,275

			Total Federal Housing Administration	11,865,299

			Agency Multiple Class Mortgage Pass-Throughs—13.8%
			Federal Home Loan Mortgage Corp.,
	7,275		Ser. 11, Class A9, 1/25/28	6,463,448
	465		Ser. 19, Class F, 3/15/20	464,915
	3,000		Ser. 1598, Class J, 10/15/08	3,216,510
	12,850		Ser. 2758, Class KV, 5/15/23	12,871,498
	2,366		Ser. 2765, Class UA, 3/15/11	2,226,373
			Federal National Mortgage Assoc.,
	1,868		Ser. 31, Class ZG, 5/25/34	2,112,345
	9,283		Ser. 32, Class VT, 9/25/15	9,584,995
	482		Ser. 43, Class E, 4/25/22	500,524
	5,000		Ser. 81, Class BR, 4/25/25	5,087,050
	12,264		Ser. 135, Class PB, 1/25/34	12,310,848
			Government National Mortgage Assoc.,
	2,419		Ser. 5, Class Z, 5/16/26	2,577,729
	2,500		Ser. 33, Class PB, 7/20/31	2,567,602
	7,228		Ser. 39, Class ID, 5/20/33	831,388
	4,261		Ser. 58, Class IT, 7/20/33	668,525

			Total Agency Multiple Class Mortgage Pass-Throughs	61,483,749

			Non-Agency Multiple Class Mortgage Pass-Throughs—0.0%
	151	[3]	Summit Mortgage Trust, Ser. 1, Class B1, 6.079%, 12/28/12	150,752

			Adjustable Rate Mortgage Securities—0.1%
			Federal National Mortgage Assoc.,
	219		Ser. 38, Class F, 8.325%, 4/25/21	241,492
	64		Ser. 256, Class F, 2.969%, 11/25/23	56,152

			Total Adjustable Rate Mortgage Securities	297,644

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Inverse Floating Rate Mortgages—3.0%
		Federal Home Loan Mortgage Corp.,
	$ 77	Ser. 1160, Class F, 34.053%, 10/15/21	$ 89,342
	849 [2]	Ser. 1616, Class SB, 8.50%, 11/15/08	874,160
	2,822	Ser. 1688, Class S, 9.257%, 12/15/13	2,972,496
		Federal National Mortgage Assoc.,
	222	Ser. 38, Class SA, 10.186%, 4/25/21	235,252
	42	Ser. 46, Class S, 21.827%, 5/25/21	12,041
	49	Ser. 49, Class S, 8.821%, 12/25/21	5,184
	1,402	Ser. 72, Class S, 8.75%, 5/25/08	1,453,167
	255	Ser. 87, Class S, 22.79%, 8/25/21	307,740
	618	Ser. 93, Class S, 8.50%, 5/25/08	638,474
	60	Ser. 145, Class S, 30.909%, 10/25/06	69,711
	354	Ser. 170, Class SC, 9.00%, 9/25/08	377,982
	2,447	Ser. 196, Class SC, 7.951%, 10/25/08	2,546,115
	852	Ser. 214, Class SH, 14.556%, 12/25/08	924,811
	2,116	Ser. 247, Class SN, 10.00%, 12/25/23	2,157,480
	470	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 13.928%, 8/25/23	472,480

		Total Inverse Floating Rate Mortgages	13,136,434

		Interest Only Asset-Backed Securities—1.1%
	55,574	Sterling Coofs Trust, 4/15/29	4,949,600

		Interest Only Mortgage-Backed Securities—15.3%
	13,124	ABN Amro Mortgage Corp., Ser. IV, Class A2, 3/25/33	611,847
		American Housing Trust,
	342	Ser. III, Class 4, 3/25/19	4,999
	81	Ser. VII, Class 2, 11/25/20	180,000
	100,645	Commercial Mortgage Acceptance Corp., Ser. ML1, 12/15/30	2,140,979
	31,736 [3]	CS First Boston Mortgage Securities Corp., Ser. C1, Class AX, 6/20/29	1,412,499
		Federal Home Loan Mortgage Corp.,
	44	Ser. 19, Class R, 3/15/20	5,456
	19,259	Ser. 60, Class HS, 4/25/24	792,855
	0	Ser. 75, Class R, 1/15/21	12
	0	Ser. 75, Class RS, 1/15/21	12
	0	Ser. 173, Class R, 11/15/21	109
	13	Ser. 176, Class M, 7/15/21	163
	1	Ser. 192, Class U, 2/15/22	166
	68	Ser. 200, Class R, 12/15/22	1,256
	4,197	Ser. 204, 5/1/29	945,580
	36	Ser. 1043, Class H, 2/15/21	51,875
	5	Ser. 1054, Class I, 3/15/21	977
	37	Ser. 1056, Class KD, 3/15/21	4,811
	47	Ser. 1057, Class J, 3/15/21	10,043
	125	Ser. 1148, Class E, 10/15/21	2,628
	36	Ser. 1179, Class O, 11/15/21	621
	34	Ser. 1221 Class H, 3/15/07	588
	1,045	Ser. 1706, Class IA, 10/15/23	93,731
	343	Ser. 1720, Class PK, 1/15/24	35,549
	3,324	Ser. 1809, Class SC, 12/15/23	185,932
	9,381	Ser. 1914, Class PC, 12/15/11	113,415
	1,314	Ser. 1961 Class H, 5/15/12	1,373,687
	12,637	Ser. 2002, Class HJ, 10/15/08	335,769
	382	Ser. 2099, Class JB, 9/15/22	21,398
	7,217	Ser. 2218 Class Z, 3/15/30	8,321,768
	2,094	Ser. 2296, Class SA, 3/15/16	172,768
	1,639	Ser. 2444, Class ST, 9/15/29	151,410
	1,519	Ser. 2513, Class BI, 12/15/15	86,653
	2,757	Ser. 2542, Class MX, 5/15/22	307,043
	2,784	Ser. 2543, Class IM, 9/15/12	139,773
	6,018	Ser. 2545, Class NI, 3/15/22	686,240
	53,761	Ser. 2559, Class IO, 8/15/30	218,403
	9,610	Ser. 2561, Class EW, 9/15/16	1,064,615
	16,998	Ser. 2611, Class QI, 9/15/32	3,448,064

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount		Value
Rating[1]	(000)	Description	(Note 1)

		Interest Only Mortgage-Backed Securities (continued)
		Federal Home Loan Mortgage Corp., (continued)
	$ 28,293	Ser. 2633, Class PI, 3/15/12	$ 1,626,253
	6,372	Ser. 2653, Class MI, 4/15/26	991,113
	11,963	Ser. 2658, Class PI, 6/15/13	1,108,488
	5,662	Ser. 2672, Class TQ, 3/15/23	740,917
	12,324	Ser. 2676, Class JI, 8/15/13	1,015,158
	3,633	Ser. 2687, Class IL, 9/15/18	673,004
	26,076	Ser. 2687, Class IQ, 9/15/22	2,552,882
	6,533	Ser. 2693, Class IB, 6/15/13	806,148
	5,026	Ser. 2694, Class LI, 7/15/19	592,346
	28,937	Ser. 2780, Class SM, 4/15/34	1,654,820
	22,898	Ser. 2786, Class PI, 10/15/10	1,475,075
		Federal National Mortgage Assoc.,
	472	Ser. 5, Class H, 1/25/22	68,474
	29	Ser. 7, Class 2, 4/1/17	6,288
	87	Ser. 7, Class S, 3/25/21	12,504
	246	Ser. 10, Class S, 5/25/21	30,566
	10,531	Ser. 11, Class PI, 1/25/19	479,282
	122	Ser. 12, Class C, 2/25/22	21,674
	194	Ser. 12, Class S, 5/25/21	40,138
	12,037	Ser. 13, Class IG, 10/25/22	1,262,788
	24,840	Ser. 16, Class PI, 11/25/12	1,556,704
	124	Ser. 17, Class S, 6/25/21	17,907
	2	Ser. 20, Class H, 3/25/06	80
	173	Ser. 33, Class PV, 10/25/21	39,877
	5,525	Ser. 33, Class SG, 3/25/09	361,178
	3,377	Ser. 37, Class SE, 10/25/22	18,515
	17	Ser. 38, Class N, 4/25/21	1,927
	139	Ser. 50, Class G, 12/25/21	19,669
	1,635	Ser. 50, Class SI, 4/25/23	40,369
	7,372	Ser. 51, Class IE, 4/25/26	1,331,485
	5	Ser. 54, Class H, 5/25/05	209
	6,044	Ser. 55, Class GI, 7/25/19	1,181,235
	1,386	Ser. 60, Class SB, 10/25/22	32,106
	2,017	Ser. 62, Class IC, 7/25/15	129,241
	2,315	Ser. 62, Class IL, 3/25/24	106,609
	24,091	Ser. 64, Class QI, 1/25/33	4,987,957
	8,703	Ser. 66, Class CI, 7/25/33	1,921,337
	6,494	Ser. 68, Class SC, 1/25/24	603,000
	7,041	Ser. 71, Class EI, 8/25/33	1,534,442
	7,989	Ser. 82, Class IR, 9/25/12	446,881
	17	Ser. 84, Class H, 8/25/06	1,158
	31,703	Ser. 88, Class TI, 11/25/13	2,029,598
	51	Ser. 89, Class 2, 6/01/18	10,102
	25,416	Ser. 90, Class M, 1/25/28	5,398,274
	14	Ser. 94, Class 2, 8/01/21	3,030
	64	Ser. 99, Class L, 8/25/21	8,869
	6,639	Ser. 122, Class IA, 9/25/09	297,347
	3,741	Ser. 122, Class IC, 9/25/18	782,427
	11	Ser. 123, Class M, 10/25/20	1,693
	86	Ser. 136, Class S, 11/25/20	92,807
	101	Ser. 139, Class PT, 10/25/21	10,527
	54	Ser. 141, Class SA, 8/25/07	11,986
	5,002	Ser. 199, Class SB, 10/25/23	474,362
	4,369	Ser. 302, Class 2, 6/01/29	996,708
	8,423	Ser. 602, Class BI, 10/25/22	1,479,171
	1,447	Ser. W4, 12/25/28	279,167
	183	First Boston Mortgage Securities Corp., Ser. C, Class I, 4/25/17	32,857
	31,075	GMAC Commercial Mortgage Securities, Inc., Ser. C1, Class X, 7/15/27	1,521,942
	20,254 [3]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 2/19/25	408,253
	10,096 [3]	Hanover Grantor Trust, Ser. A, Class 1, 8/01/27	9,465
	148	Kidder Peabody Acceptance Corp., Ser. B, Class A2, 4/22/18	33,383
	4,705	Merrill Lynch Mortgage Investors, Inc., Ser. C2, 6/15/21	88,539

BlackRock Income Trust Inc. (BKT) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		Interest Only Mortgage-Backed Securities (continued)
		Morgan Stanley Capital 1, Inc.,
	$ 3,248	Ser. 3, Class 1AX, 5/25/19	$ 462,780
	8,997 [3]	Ser. HF1, Class X, 6/15/17	261,807
	3,068	Residential Accredit Loans, Inc., Ser. QS7, Class A1, 4/25/33	611,693
	21,639	Small Business Administration, Ser. 1, 4/01/15	162,294
	179,676	Vendee Mortgage Trust, Ser. 2, Class 1, 5/15/29	264,123

		Total Interest Only Mortgage-Backed Securities	68,146,704

		Principal Only Mortgage-Backed Securities—8.7%
AAA	148	Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17	132,660
		Countrywide Home Loans Inc.,
AAA	8,523	Ser. 26, 8/25/33	5,113,687
AAA	1,578	Ser. J4, 6/25/33	1,171,382
AAA	2,184	Ser. J5, 7/25/33	1,310,267
AAA	1,563	Ser. J8, 9/25/23	991,594
		Drexel Burnham Lambert, Inc.,
AAA	63	Ser. K, Class 1, 9/23/17	55,379
AAA	649	Ser. V, Class 1, 9/01/18	594,161
		Federal Home Loan Mortgage Corp.,
	516	Ser. 8, Class A10, 11/15/28	423,118
	361	Ser. 1418, Class M, 11/15/22	309,355
	928	Ser. 1571, Class G, 8/15/23	640,608
	4,803	Ser. 1691, Class B, 3/15/24	4,121,640
	561	Ser. 1739, Class B, 2/15/24	486,686
		Federal National Mortgage Assoc.,
	712	Ser. 2, Class KB, 1/25/23	586,670
	91	Ser. 7, Class J, 2/25/21	76,723
	2,194	Ser. 13, Class PR, 3/25/32	1,764,152
	154	Ser. 51, Class E, 2/25/23	112,505
	60	Ser. 70, Class A, 5/25/23	50,777
	71	Ser. 167, Class D, 10/25/17	67,671
	107	Ser. 203, Class 1, 2/01/23	92,775
	77	Ser. 228, Class 1, 5/01/23	65,578
	3,582	Ser. 249, Class B, 11/25/23	2,908,940
	583	Ser. 273, Class 1, 7/01/26	496,888
	10,299	Ser. 328, Class 1, 11/01/32	8,107,403
	6,560	Ser. 338, Class 1, 6/01/33	4,885,031
	699	Ser. W4, 2/25/29	494,883
AAA	95	First Union Residential Securitization Trust, Ser. A, Class 1APO, 3/25/15	91,736
AAA	700	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 3/25/34	339,500
AAA	53	Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 4/25/24	48,173
NR	13,000	Resolution Funding Corp., Ser. B, 4/15/30	2,991,690

		Total Principal Only Mortgage-Backed Securities	38,531,633

		Commercial Mortgage-Backed Securities—2.7%
AAA	10,250 [3]	New York City Mortgage Loan Trust, Ser. 1996, Class A2, 6.75%, 6/25/11	10,901,883
Aaa	1,319	Banc of America Alternative Loan Trust, Ser. 11, Class 5A1, 5.50%, 1/25/19	1,319,820

		Total Commercial Mortgage-Backed Securities	12,221,703

		Collateralized Mortgage Obligation Residuals—10.4%
		Collateralized Mortgage Obligation Trust,
	7	Ser. 40, Class R, 4/01/18	741
	130	Ser. 42, Class R, 10/01/14	1,325
	1	FBC Mortgage Securities Trust 16, Ser. A, Class 1, 7/01/17	283,265
		GSR Mortgage Loan Trust,
	6,510	Ser. 10, Class 2A1, 10/25/33	6,364,150
	6,253	Ser. 13, Class 1A1, 10/25/33	6,173,802
	3,043	MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 11/25/18	3,339,916
	10,155	MASTR Asset Securitization Trust, Ser 12, Class 3A5, 10/25/14	10,180,782
	143,539	MLCC Mortgage Investors Inc., Ser. A, Class XA, 3/25/28	4,575,315
		Morgan Stanley Mortgage Trust,
	128	Ser. 38, Class 2, 11/20/21	22,591
	139	Ser. 39, Class 2, 12/20/21	24,548
	14,053	Residential Funding Securities Corp., Ser. RM2, Class AI5, 5/25/33	15,528,881

		Total Collateralized Mortgage Obligation Residuals	46,495,315

BlackRock Income Trust Inc. (BKT) (continued)
	Principal
	Amount
Rating[1]	(000)		Description	Value

			U.S. Government and Agency Securities—47.7%
	$ 16,627		Overseas Private Investment Corp., zero coupon—7.35%, 5/29/12	$ 17,049,185
			Small Business Administration,
	1,380		Ser. 20C-1, 7.15%, 3/01/17	1,484,004
	1,681		Ser. 20E-1, 7.60%, 5/01/16	1,814,755
	2,316		Ser. 20F-1, 7.55%, 6/01/16	2,500,447
	1,419		Ser. 20G-1, 7.70%, 7/01/16	1,537,366
	2,236		Ser. 20H-1, 7.25%, 8/01/16	2,400,816
	3,321		Ser. 20K-1, 6.95%, 11/01/16	3,550,392
	1,864		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	1,967,890
	129,000	[2]	U.S. Treasury Bonds, zero coupon, 11/15/24	42,072,834
			U.S. Treasury Notes,
	64,500	[2]	1.50%, 3/31/06	63,471,870
	50,100	[2]	2.50%, 5/31/06	50,005,812
	3,000	[2]	3.875%, 2/15/13	2,899,101
	745		4.00%, 2/15/14	717,875
	17,950	[2]	4.25%, 11/15/13	17,672,314
	3,250	[2]	4.375%, 8/15/12	3,268,298

			Total U.S. Government and Agency Securities	212,412,959

			Corporate Bonds—0.9%
AAA	4,383		Structured Asset Receivable Trust, 2.13%, 1/21/10	4,367,914

			Total Long-Term Investments (cost $644,298,621)	628,259,184

			SHORT-TERM INVESTMENTS—8.2%
			U.S. Government and Agency Securities—8.2%
	11,230		U.S. Treasury Bonds, 1.10%, 8/06/04	11,229,750
	25,642		U.S. Treasury Inflation-Indexed Bonds, 1.17%, 8/06/04	25,642,463

			Total Short-Term Investments (cost $36,872,213)	36,872,213

			Total investments before investments sold short and outstanding options (cost $681,170,834)
			INVESTMENTS SOLD SHORT—(5.2%)
	(10,850)		U.S. Treasury Bonds	(11,114,469)
	(9,573)		U.S. Treasury Inflation-Indexed Bonds	(12,109,319)

			Total Investments Sold Short (proceeds $23,335,841)	(23,223,788)

	Notional
	Amount
	(000)

			OUTSTANDING OPTIONS PURCHASED—0.0%
			Interest Rate Swap,
	13,500		3-month LIBOR over 4.90%, expires 11/19/04	39,845
	13,500		6.25% over 3-month LIBOR, expires 11/19/04	40,824

			Total Outstanding Options Purchased (cost $85,050)	80,669

			OUTSTANDING OPTIONS WRITTEN—(0.2%)
			Interest Rate Swap,
	(77,000)		3 month LIBOR over 5.75%, expires 9/23/05	(711,480)
	(13,500)		3-month LIBOR over 6.05%, expires 2/23/05	(184,432)
	(29,200)		3.00% over 3-month LIBOR, expires 1/19/05	(47,338)
	(13,500)		5.05% over 3 month LIBOR, expires 2/23/05	(114,047)

			Total Outstanding Options Written (premium received $2,019,886)	(1,057,297)

			Total investments, net of investments sold short and outstanding options—143.9%	640,930,981
			Liabilities in excess of other assets—(43.9)%	(195,616,607)

			Net Assets—100%	$ 445,314,374

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 3.0% of its net assets, with a current market value of $13,144,659, in securities restricted as to resale.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock Income Trust Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004